Derivatives, Fair Value Hedging Basis Adjustment (Details) - Fair value hedging [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedged items currently designated [Member] | Available-for-sale securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	$ 29,538	$ 36,896
Hedge accounting basis adjustment, assets	827	1,110
Hedged items currently designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(22,384)	(43,716)
Hedge accounting basis adjustment, liabilities	(477)	(324)
Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(156,907)	(127,423)
Hedge accounting basis adjustment, liabilities	(12,466)	(5,827)
Not designated as hedging instrument [Member] | Available-for-sale securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	17,091	9,486
Hedge accounting basis adjustment, assets	1,111	278
Not designated as hedging instrument [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(14,468)	(25,750)
Hedge accounting basis adjustment, liabilities	31	173
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Available-for-sale securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	17,600	1,200
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(4,700)	(5,200)
Re-designated as hedging instrument [Member] | Available-for-sale securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, assets	205	790
Re-designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 130	$ 109